Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Others, net
Investment income	¥ 16,898		¥ 48,901	¥ 14,792
Investment and other long-lived assets impairment loss			(3,918)
Tax benefit for value-added tax	242		794	1,477
Others	6,190		(323)	2,329
Total	¥ 23,330	$ 3,336	¥ 45,454	¥ 18,598